SUBSEQUENT EVENTS (Details) - USD ($)	Jan. 11, 2022	Jan. 10, 2022	Dec. 31, 2021	Jan. 10, 2021
SUBSEQUENT EVENTS
Maximum Borrowing Capacity of Related Party Promissory Note			$ 175,000
Founder Shares | Sponsor
SUBSEQUENT EVENTS
Number of shares issued	60,000	2,012,500
Number of shares holding in entity	1,952,500
Promissory Note with Related Party | Sponsor
SUBSEQUENT EVENTS
Maximum Borrowing Capacity of Related Party Promissory Note		$ 175,000
Subsequent event | Founder Shares | Sponsor
SUBSEQUENT EVENTS
Number of shares issued	2,012,500
Number of shares holding in entity	1,952,500
Subsequent event | Founder Shares | Sponsor | Company's Management and Board of Directors
SUBSEQUENT EVENTS
Number of shares issued	60,000
Subsequent event | Promissory Note with Related Party
SUBSEQUENT EVENTS
Amount drew on pursuant to promissory note				$ 150,000
Subsequent event | Promissory Note with Related Party | Sponsor
SUBSEQUENT EVENTS
Maximum Borrowing Capacity of Related Party Promissory Note		$ 175,000